Property and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property and Equipment
Schedule of movements in the carrying amount of property and equipment

			Transportation
			equipment,
			office
		Technical	equipment	Right of use
		equipment and	and other	assets - Office
In thousands of EUR	Buildings	machinery	equipment	and Warehouse	Total
Balance as of January 1, 2019	1,494	1,483	8,666	—	11,643
Additions and modifications	1,111	1,011	3,536	3,650	9,308
Disposals	(85)	(135)	(503)	—	(723)
Effect of translation	106	49	265	93	513
Cancelation of leases	—	—	—	(229)	(229)
IFRS 16 adoption	—	4	(15)	10,546	10,535
Balance as of December 31, 2019	2,626	2,412	11,949	14,060	31,047
Additions and modifications	189	445	1,363	6,679	8,676
Disposals	(225)	(132)	(627)	—	(984)
Reclassification	65	(95)	30	—	—
Effect of translation	(221)	(192)	(1,093)	(1,383)	(2,889)
Balance as of December 31, 2020	2,434	2,438	11,622	19,356	35,850
Accumulated depreciation
Balance as of January 1, 2019	(864)	(696)	(5,063)	—	(6,623)
Depreciation charge	(466)	(488)	(2,225)	(4,518)	(7,697)
Accumulated depreciation on disposals	57	99	458	—	614
Effect of translation	(56)	(23)	(142)	—	(221)
Cancelation of leases	—	—	—	223	223
Reclassification	—	—	85	6	91
Balance as of December 31, 2019	(1,329)	(1,108)	(6,887)	(4,289)	(13,613)
Depreciation charge	(631)	(527)	(2,385)	(4,501)	(8,044)
Accumulated depreciation on disposals	225	132	623	—	980
Effect of translation	127	114	741	404	1,386
Reclassification	—	—	—	—	—
Balance as of December 31, 2020	(1,608)	(1,389)	(7,908)	(8,386)	(19,291)
Carrying amount as of December 31, 2019	1,297	1,304	5,062	9,771	17,434
Carrying amount as of December 31, 2020	826	1,049	3,714	10,970	16,559

Schedule of lease liabilities and movements during the period

In thousands of EUR	Right of use assets	Lease Liabilities

As at December 31, 2019	10,546	9,147
Additions	4,230	4,180
Depreciation	(4,518)	—
Interest expense	—	1,293
Lease modifications	(580)	(598)
Payments	—	(4,945)
Effect of translation	93	106
As at January 1, 2020	9,771	9,183
Additions	5,069	5,100
Depreciation	(4,501)	—
Interest expense	—	1,328
Lease modifications	1,610	1,546
Payments	—	(5,331)
Effect of translation	(979)	(910)
As at December 31, 2020	10,970	10,916

Schedule of amounts recognized in profit or loss related to right of use assets and leases

In thousands of EUR	2019	2020
Depreciation expense of right-of-use assets	(4,518)	(4,501)
Interest expense on lease liabilities	(1,293)	(1,328)
Expense relating to short-term leases	(1,682)	(1,357)
Total amount recognised in profit or loss	(7,493)	(7,186)